Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2022		2021
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	162,261	4,241,773	158,724	4,181,160
Vesting of equity based awards	2,578	44,811	2,385	49,922
Shares issued for equity based compensation	549	13,699	911	8,365
Share-settled dividends on vested equity based awards	178	4,377	241	2,326
Repurchase of shares	(2,339)	(60,866)	—	—
Balance at December 31	163,227	4,243,794	162,261	4,241,773